FINANCIAL INSTRUMENTS (Details 11) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	$ 832,166	$ 1,054,707
Accounts receivable from related parties, current	490	10,159
Trade and other non-current receivables	79,325	65,735
U.S Dollar [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	537,861	815,884
Accounts receivable from related parties, current	48	5,646
Trade and other non-current receivables	1,394	2,784
Euro [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	16,967	28,149
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	0	0
Brazilian Real [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	52,973	38,327
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	18,623	9,891
Argentine Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	22,408	26,569
Accounts receivable from related parties, current	0	1,812
Trade and other non-current receivables	344	458
Mexican Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	36,149	33,704
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	0	0
Other currencies [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	7,910	1,077
Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	130,689	92,401
Accounts receivable from related parties, current	442	2,701
Trade and other non-current receivables	5,264	1,505
Unidad de Fomento [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	27,209	18,596
Accounts receivable from related parties, current	0	0
Trade and other non-current receivables	$ 53,700	$ 51,097